Consolidated Statements of Changes in Equity - CLP ($)		Issued capital	Total other reserves	Reserves for exchange rate differences	Cash flow hedge reserve	Actuarial gains or losses in employee benefits	Other reserves	Retained earnings	Controlling Equity	Non-Controlling interests.	Total
Equity at beginning of period at Dec. 31, 2015		$ 270,737,574,000	$ 284,980,830,000	$ (167,447,157,000)	$ 27,087,214,000	$ (1,796,285,000)	$ 427,137,058,000	$ 274,755,431,000	$ 830,473,835,000	$ 21,060,465,000	$ 851,534,300,000
Comprehensive Income
Net income								90,525,991,000	90,525,991,000	1,523,120,000	92,049,111,000
Other comprehensive income			(30,821,334,000)	(1,297,198,000)	(29,535,389,000)	11,253,000			(30,821,334,000)	(1,019,140,000)	(31,840,474,000)
Total comprehensive income			(30,821,334,000)	(1,297,198,000)	(29,535,389,000)	11,253,000		90,525,991,000	59,704,657,000	503,980,000	60,208,637,000
Dividends								(69,572,910,000)	(69,572,910,000)		(69,572,910,000)
Total changes in equity			(30,821,334,000)	(1,297,198,000)	(29,535,389,000)	11,253,000		20,953,081,000	(9,868,253,000)	503,980,000	(9,364,273,000)
Equity at end of period at Dec. 31, 2016		270,737,574,000	254,159,496,000	(168,744,355,000)	(2,448,175,000)	(1,785,032,000)	427,137,058,000	295,708,512,000	820,605,582,000	21,564,445,000	842,170,027,000
Comprehensive Income
Net income								117,835,790,000	117,835,790,000	1,164,935,000	119,000,725,000
Other comprehensive income			(69,110,268,000)	(68,333,217,000)	(646,496,000)	(130,555,000)			(69,110,268,000)	(380,457,000)	(69,490,725,000)
Total comprehensive income			(69,110,268,000)	(68,333,217,000)	(646,496,000)	(130,555,000)		117,835,790,000	48,725,522,000	784,478,000	49,510,000,000
Dividends								(78,021,048,000)	(78,021,048,000)	(425,630,000)	(78,446,678,000)
Total changes in equity			(69,110,268,000)	(68,333,217,000)	(646,496,000)	(130,555,000)		39,814,742,000	(29,295,526,000)	358,848,000	(28,936,678,000)
Equity at end of period at Dec. 31, 2017		270,737,574,000	185,049,228,000	(237,077,572,000)	(3,094,671,000)	(1,915,587,000)	427,137,058,000	335,523,254,000	791,310,056,000	21,923,293,000	813,233,349,000
Changes for new accounting standards	[1]							79,499,736,000	79,499,736,000		79,499,736,000
Restated opening balance		270,737,574,000	185,049,228,000	(237,077,572,000)	(3,094,671,000)	(1,915,587,000)	427,137,058,000	415,022,990,000	870,809,792,000	21,923,293,000	892,733,085,000
Comprehensive Income
Net income								96,603,371,000	96,603,371,000	847,375,000	97,450,746,000
Other comprehensive income			(80,232,736,000)	(69,596,956,000)	(10,597,290,000)	(38,490,000)			(80,232,736,000)	(391,154,000)	(80,623,890,000)
Total comprehensive income			(80,232,736,000)	(69,596,956,000)	(10,597,290,000)	(38,490,000)		96,603,371,000	16,370,635,000	456,221,000	16,826,856,000
Dividends								(85,475,291,000)	(85,475,291,000)	(2,477,897,000)	(87,953,188,000)
Increase (decrease) from other changes			6,037,597,000		23,029,000		6,014,568,000	36,070,393,000	42,107,990,000		42,107,990,000
Total changes in equity			(74,195,139,000)	(69,596,956,000)	(10,574,261,000)	(38,490,000)	6,014,568,000	47,198,473,000	(26,996,666,000)	(2,021,676,000)	(29,018,342,000)
Equity at end of period at Dec. 31, 2018		$ 270,737,574,000	$ 110,854,089,000	$ (306,674,528,000)	$ (13,668,932,000)	$ (1,954,077,000)	$ 433,151,626,000	$ 462,221,463,000	$ 843,813,126,000	$ 19,901,617,000	$ 863,714,743,000

[1]	It corresponds to the effect of the adoption of IAS 29.